Finance income (costs) (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Income Cost [Line Items]
Related party finance costs		£ (483)	£ (483)	£ (709)
Bad debt write-off			(14)		£ (15)
Fair value losses				18
Interest expense on leases	£ (67)	(34)	(77)	(74)	(46)
Other finance cost	(10)		(1)	(6)	(5)
Total finance costs	(20,063)	(520)	(575)	(807)	(66)
Fair value gains			32,578
Other finance income			12
Total finance income	42,497		32,590
Net finance income/ (costs)	£ 22,434	£ (520)	32,015	£ (807)	£ (66)
Convertible loan notes
Finance Income Cost [Line Items]
Fair value gains			26,876
Warrant liabilities
Finance Income Cost [Line Items]
Fair value gains			£ 6,817